Distribution Date:	06/17/25	Wells Fargo Commercial Mortgage Trust 2015-C28
Determination Date:	06/11/25
Next Distribution Date:	07/17/25
Record Date:	05/30/25	Wells Fargo Commercial Mortgage Trust 2015-C28
Series 2015-C28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Cash Flows	8		Jenna Unell		jenna.unell@greyco.com
Bond / Collateral Reconciliation - Balances	9		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 1)	15		Attention: Transaction Manager		notices@pentalphasurveillance.com
Mortgage Loan Detail (Part 2)	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	21		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	22-23		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989JAW6	1.531000%	42,399,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989JAX4	2.855000%	54,565,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989JAY2	3.290000%	235,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989JAZ9	3.540000%	396,130,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989JBA3	3.306000%	87,186,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989JBB1	3.872000%	88,807,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.38%
B	94989JBE5	4.253255%	62,602,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.00%
C	94989JBF2	4.253255%	50,955,000.00	45,876,862.90	15,008,960.79	162,604.99	0.00	0.00	15,171,565.78	30,867,902.11	81.30%	12.63%
D	94989JBH8	4.253255%	58,235,000.00	58,235,000.00	0.00	206,406.91	0.00	0.00	206,406.91	58,235,000.00	46.02%	7.63%
E	94989JAL0	3.000000%	30,573,000.00	30,573,000.00	0.00	31,546.95	0.00	0.00	31,546.95	30,573,000.00	27.50%	5.00%
F	94989JAN6	3.000000%	23,293,000.00	23,293,000.00	0.00	0.00	0.00	0.00	0.00	23,293,000.00	13.39%	3.00%
G	94989JAQ9	3.000000%	34,941,418.00	22,100,045.12	0.00	0.00	0.00	2,614.02	0.00	22,097,431.10	0.00%	0.00%
V	94989JAS5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989JAU0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,164,686,420.00	180,077,908.02	15,008,960.79	400,558.85	0.00	2,614.02	15,409,519.64	165,066,333.21

X-A	94989JBC9	4.253255%	904,087,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	94989JAA4	1.253255%	30,573,000.00	30,573,000.00	0.00	31,929.80	0.00	0.00	31,929.80	30,573,000.00
X-F	94989JAC0	1.253255%	23,293,000.00	23,293,000.00	0.00	24,326.72	0.00	0.00	24,326.72	23,293,000.00
X-G	94989JAE6	1.253255%	34,941,418.00	22,100,045.12	0.00	23,080.82	0.00	0.00	23,080.82	22,097,431.10
Notional SubTotal			992,894,418.00	75,966,045.12	0.00	79,337.34	0.00	0.00	79,337.34	75,963,431.10

Deal Distribution Total					15,008,960.79	479,896.19	0.00	2,614.02	15,488,856.98

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989JAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989JAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989JAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989JAZ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989JBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989JBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94989JBE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	94989JBF2	900.34074968	294.55324875	3.19114886	0.00000000	0.00000000	0.00000000	0.00000000	297.74439761	605.78750093
D	94989JBH8	1,000.00000000	0.00000000	3.54437898	0.00000000	0.00000000	0.00000000	0.00000000	3.54437898	1,000.00000000
E	94989JAL0	1,000.00000000	0.00000000	1.03185654	1.46814346	3.45759068	0.00000000	0.00000000	1.03185654	1,000.00000000
F	94989JAN6	1,000.00000000	0.00000000	0.00000000	2.50000000	10.76462972	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94989JAQ9	632.48850175	0.00000000	0.00000000	1.58122117	22.20479575	0.00000000	0.07481150	0.00000000	632.41369025
V	94989JAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989JAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989JBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-E	94989JAA4	1,000.00000000	0.00000000	1.04437903	0.00000000	0.00000000	0.00000000	0.00000000	1.04437903	1,000.00000000
X-F	94989JAC0	1,000.00000000	0.00000000	1.04437900	0.00000000	0.00000000	0.00000000	0.00000000	1.04437900	1,000.00000000
X-G	94989JAE6	632.48850175	0.00000000	0.66055762	0.00000000	0.00000000	0.00000000	0.00000000	0.66055762	632.41369025

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	05/01/25 - 05/30/25	30	0.00	31,929.80	0.00	31,929.80	0.00	0.00	0.00	31,929.80	0.00
X-F	05/01/25 - 05/30/25	30	0.00	24,326.72	0.00	24,326.72	0.00	0.00	0.00	24,326.72	0.00
X-G	05/01/25 - 05/30/25	30	0.00	23,080.82	0.00	23,080.82	0.00	0.00	0.00	23,080.82	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	05/01/25 - 05/30/25	30	0.00	162,604.99	0.00	162,604.99	0.00	0.00	0.00	162,604.99	0.00
D	05/01/25 - 05/30/25	30	0.00	206,406.91	0.00	206,406.91	0.00	0.00	0.00	206,406.91	0.00
E	05/01/25 - 05/30/25	30	60,823.37	76,432.50	0.00	76,432.50	44,885.55	0.00	0.00	31,546.95	105,708.92
F	05/01/25 - 05/30/25	30	192,508.02	58,232.50	0.00	58,232.50	58,232.50	0.00	0.00	0.00	250,740.52
G	05/01/25 - 05/30/25	30	720,616.94	55,250.11	0.00	55,250.11	55,250.11	0.00	0.00	0.00	775,867.05
Totals			973,948.33	638,264.35	0.00	638,264.35	158,368.16	0.00	0.00	479,896.19	1,132,316.49

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989JBB1	N/A	88,807,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989JBE5	N/A	62,602,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989JBF2	4.253255%	50,955,000.00	45,876,862.90	15,008,960.79	162,604.99	0.00	0.00	15,171,565.78	30,867,902.11
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			202,364,000.03	45,876,862.90	15,008,960.79	162,604.99	0.00	0.00	15,171,565.78	30,867,902.11

Exchangeable Certificate Details
PEX	94989JBG0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989JBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	15,488,856.98
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	643,714.54	Master Servicing Fee	3,796.87
Interest Reductions due to Nonrecoverability Determination	(121,926.47)	Certificate Administrator Fee	394.76
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	77.53
ARD Interest	0.00	Trust Advisor Fee	364.41
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	521,788.07	Total Fees	4,843.57

Principal		Expenses/Reimbursements
Scheduled Principal	3,602,052.58	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	11,409,522.23	Special Servicing Fees (Monthly)	37,048.29
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(2,614.02)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	15,008,960.79	Total Expenses/Reimbursements	37,048.29

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	479,896.19
Excess Liquidation Proceeds	0.00	Principal Distribution	15,008,960.79
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	15,488,856.98
Total Funds Collected	15,530,748.86	Total Funds Distributed	15,530,748.84

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	180,077,908.02	180,077,908.02	Beginning Certificate Balance	180,077,908.02
(-) Scheduled Principal Collections	3,602,052.58	3,602,052.58	(-) Principal Distributions	15,008,960.79
(-) Unscheduled Principal Collections	11,409,522.23	11,409,522.23	(-) Realized Losses	2,614.02
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	2,614.02
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	2,614.02	2,614.02	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	165,066,333.21	165,066,333.21	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	181,059,225.46	181,059,225.46	Ending Certificate Balance	165,066,333.21
Ending Actual Collateral Balance	166,182,837.61	166,182,837.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.25%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	4	55,638,817.63	33.71%	(2)	4.2556	0.662462
1,000,001 to 2,000,000	1	1,836,730.23	1.11%	(2)	4.7200	(0.140600)	1.31 to 1.40	1	16,793,594.97	10.17%	(1)	4.1100	1.404500
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	15,287,269.13	9.26%	(1)	4.4900	1.543200
4,000,001 to 5,000,000	1	4,481,621.12	2.72%	(2)	4.7200	2.041500	1.61 to 1.70	1	39,845,964.97	24.14%	(1)	3.9800	1.648100
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	15,690,796.52	9.51%	(1)	4.0000	1.825600
7,000,001 to 8,000,000	1	7,014,973.94	4.25%	(2)	4.7000	(0.849100)	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	2	21,809,889.99	13.21%	(2)	4.1003	2.159883
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	1	11,565,215.25	7.01%	(2)	4.6300	1.296200	2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	4	65,099,929.49	39.44%	(1)	4.1275	1.747784	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.51 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	2	75,067,863.18	45.48%	(1)	3.9988	1.248904	Totals	10	165,066,333.21	100.00%	(1)	4.1512	1.365866
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	10	165,066,333.21	100.00%	(1)	4.1512	1.365866
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	39,845,964.97	24.14%	(1)	3.9800	1.648100
							Industrial	1	17,328,268.87	10.50%	(2)	3.9400	2.190500
Delaware	1	35,221,898.21	21.34%	(2)	4.0200	0.797300
							Lodging	3	13,333,325.29	8.08%	(2)	4.7095	0.220093
Massachusetts	1	17,328,268.87	10.50%	(2)	3.9400	2.190500
							Office	5	118,713,942.53	71.92%	(1)	4.1393	1.313420
New Jersey	1	15,690,796.52	9.51%	(1)	4.0000	1.825600
							Retail	1	15,690,796.52	9.51%	(1)	4.0000	1.825600
Ohio	1	16,793,594.97	10.17%	(1)	4.1100	1.404500
							Totals	10	165,066,333.21	100.00%	(1)	4.1512	1.365866
Pennsylvania	2	18,580,189.19	11.26%	(2)	4.6564	0.486239

Texas	3	21,605,620.48	13.09%	(1)	4.5573	1.503419

Totals	10	165,066,333.21	100.00%	(1)	4.1512	1.365866

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	72,865,030.36	44.14%	(1)	3.9748	1.815313	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	52,015,493.18	31.51%	(2)	4.0491	0.993339	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	15,287,269.13	9.26%	(1)	4.4900	1.543200	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	24,898,540.54	15.08%	(2)	4.6726	0.719938	49 months or greater	10	165,066,333.21	100.00%	(1)	4.1512	1.365866
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	10	165,066,333.21	100.00%	(1)	4.1512	1.365866
	5.001% to 7.000%	0	0.00	0.00%	0	0.0000	0.000000
	7.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	165,066,333.21	100.00%	(1)	4.1512	1.365866
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	10	165,066,333.21	100.00%	(1)	4.1512	1.365866	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 to 180 months	2	6,318,351.35	3.83%	(2)	4.7200	1.407169
	Totals	10	165,066,333.21	100.00%	(1)	4.1512	1.365866	181 to 240 months	8	158,747,981.86	96.17%	(1)	4.1285	1.364223
								241 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	10	165,066,333.21	100.00%	(1)	4.1512	1.365866
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	9	129,844,435.00	78.66%	(1)	4.1867	1.520097	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	1	35,221,898.21	21.34%	(2)	4.0200	0.797300	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	165,066,333.21	100.00%	(1)	4.1512	1.365866
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
6	310927855	OF	Wilmington	DE	Actual/360	4.020%	0.00	0.00	0.00	N/A	04/11/25	--	35,221,898.21	35,221,898.21	10/11/24
7	310926709	OF	Encino	CA	Actual/360	3.980%	136,810.29	72,745.43	0.00	N/A	05/11/25	--	39,918,710.40	39,845,964.97	04/11/25
13	310928035	IN	Norwood	MA	Actual/360	3.940%	58,944.35	45,208.95	0.00	N/A	04/11/25	--	17,373,477.82	17,328,268.87	03/11/25
15	520000301	RT	Jersey City	NJ	Actual/360	4.000%	54,185.04	40,343.19	0.00	N/A	05/01/25	--	15,731,139.71	15,690,796.52	06/01/25
16	416000189	OF	Fairlawn	OH	Actual/360	4.110%	59,541.36	29,957.69	0.00	N/A	05/01/25	--	16,823,552.66	16,793,594.97	04/01/25
18	310925490	OF	Houston	TX	Actual/360	4.490%	59,219.99	29,345.99	0.00	N/A	05/11/25	--	15,316,615.12	15,287,269.13	04/11/25
25	416000191	RT	Stroud Township	PA	Actual/360	4.050%	39,872.76	11,433,049.38	0.00	N/A	05/01/25	--	11,433,049.38	0.00	06/01/25
27	300571284	OF	Newtown Township	PA	Actual/360	4.630%	46,190.81	20,300.41	0.00	N/A	04/06/25	--	11,585,515.66	11,565,215.25	06/06/25
35	520000296	LO	Austin	TX	Actual/360	4.720%	18,281.92	16,390.07	0.00	N/A	04/01/25	--	4,498,011.19	4,481,621.12	03/01/25
36	520000295	LO	San Antonio	TX	Actual/360	4.720%	7,492.59	6,717.24	0.00	N/A	04/01/25	--	1,843,447.47	1,836,730.23	03/01/25
39	310928121	LO	Frazer	PA	Actual/360	4.700%	28,448.14	14,080.16	0.00	N/A	04/11/25	--	7,029,054.10	7,014,973.94	03/11/25
58	416000187	LO	Brownwood	TX	Actual/360	4.500%	12,800.82	3,303,436.30	0.00	N/A	05/01/25	--	3,303,436.30	0.00	06/01/25
Totals							521,788.07	15,011,574.81	0.00				180,077,908.02	165,066,333.21
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6	2,590,384.65	1,260,289.10	01/01/23	06/30/23	10/11/24	18,305,687.58	463,414.78	(811.33)	959,155.87	13,398.28	0.00
7	4,461,713.69	1,102,864.56	01/01/25	03/31/25	--	0.00	0.00	208,636.20	417,757.36	0.00	0.00
13	2,939,616.40	0.00	--	--	--	0.00	0.00	103,753.11	311,569.56	0.00	0.00
15	2,212,550.00	553,553.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,624,900.96	0.00	--	--	--	0.00	0.00	89,111.52	178,427.44	0.00	0.00
18	1,868,587.15	0.00	--	--	--	0.00	0.00	88,213.17	176,612.37	0.00	0.00
25	1,046,073.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,331,170.02	305,910.32	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	713,707.00	705,860.00	01/01/24	09/30/24	--	0.00	0.00	34,413.45	103,321.62	0.00	0.00
36	9,855.00	12,836.00	01/01/24	09/30/24	--	0.00	0.00	14,103.87	42,344.91	0.00	0.00
39	(293,844.63)	0.00	--	--	09/13/21	0.00	0.00	42,366.39	127,224.89	0.00	0.00
58	350,339.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	18,855,053.69	3,941,312.98				18,305,687.58	463,414.78	579,786.38	2,316,414.02	13,398.28	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
25	416000191	11,409,522.23	Disposition	0.00	0.00
Totals		11,409,522.23		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	35,221,898.21	0	0.00	0	0.00	1	11,409,522.23	4.151161%	3.906556%	(1)
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	1	35,221,898.21	0	0.00	0	0.00	0	0.00	4.151200%	3.924435%	0
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	35,221,898.21	0	0.00	0	0.00	5	25,395,388.06	4.253634%	4.190732%	1
03/17/25	0	0.00	0	0.00	1	35,321,443.90	0	0.00	1	35,321,443.90	0	0.00	0	0.00	4	89,203,933.36	4.108145%	4.065535%	1
02/18/25	0	0.00	0	0.00	1	35,432,475.11	0	0.00	1	35,432,475.11	0	0.00	0	0.00	3	24,675,226.35	4.092669%	4.051062%	2
01/17/25	0	0.00	1	35,531,294.36	0	0.00	0	0.00	1	35,531,294.36	0	0.00	0	0.00	3	9,636,699.57	4.093145%	4.051663%	3
12/17/24	1	35,629,772.71	0	0.00	0	0.00	0	0.00	1	35,629,772.71	0	0.00	0	0.00	0	0.00	4.100711%	4.059347%	4
11/18/24	0	0.00	0	0.00	0	0.00	1	35,731,887.64	0	0.00	0	0.00	1	3,782,366.54	0	0.00	4.107416%	4.066135%	5
10/18/24	0	0.00	0	0.00	1	39,598,992.42	1	39,598,992.42	0	0.00	0	0.00	0	0.00	0	0.00	4.101009%	4.058919%	6
09/17/24	0	0.00	0	0.00	1	39,687,854.86	1	39,687,854.86	0	0.00	0	0.00	0	0.00	0	0.00	4.101097%	4.058998%	7
08/16/24	0	0.00	0	0.00	1	39,771,994.22	1	39,771,994.22	0	0.00	0	0.00	0	0.00	1	7,361,407.32	4.101178%	4.059073%	8
07/17/24	0	0.00	1	39,855,843.33	0	0.00	1	39,855,843.33	0	0.00	0	0.00	0	0.00	0	0.00	4.111583%	4.065683%	8
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	310927855	10/11/24	7	5	(811.33)	959,155.87	481,919.42	35,816,625.88	11/30/23	7			12/02/24
7	310926709	04/11/25	1	5	208,636.20	417,757.36	0.00	39,995,614.00	04/25/25	1
13	310928035	03/11/25	2	5	103,753.11	311,569.56	0.00	17,465,331.34	04/28/25	11
16	416000189	04/01/25	1	5	89,111.52	178,427.44	0.00	16,855,322.23	05/05/25	13
18	310925490	04/11/25	1	5	88,213.17	176,612.37	0.00	15,347,754.92	05/09/25	98
35	520000296	03/01/25	2	5	34,413.45	103,321.62	0.00	4,531,179.75	04/25/25	11
36	520000295	03/01/25	2	5	14,103.87	42,344.91	0.00	1,857,041.13	04/25/25	11
39	310928121	03/11/25	2	5	42,366.39	127,224.89	0.00	7,057,956.59	04/24/25	4
Totals					579,786.38	2,316,414.02	481,919.42	138,926,825.84
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		165,066,333	27,256,012	102,588,423		35,221,898
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	165,066,333	27,256,012	71,926,829	30,661,594	0	35,221,898
May-25	180,077,908	11,585,516	102,526,504	30,743,991	0	35,221,898
Apr-25	311,594,749	222,643,476	0	41,590,734	12,138,640	35,221,898
Mar-25	719,052,066	671,570,421	0	0	12,160,201	35,321,444
Feb-25	841,512,964	806,080,489	0	0	0	35,432,475
Jan-25	873,683,398	838,152,104	0	0	0	35,531,294
Dec-24	898,619,579	862,989,806	0	0	0	35,629,773
Nov-24	906,216,095	870,484,208	0	0	0	35,731,888
Oct-24	922,077,692	882,478,699	0	0	0	39,598,992
Sep-24	923,735,339	884,047,485	0	0	0	39,687,855
Aug-24	925,303,045	885,531,051	0	0	0	39,771,994
Jul-24	939,823,793	899,967,950	0	0	0	39,855,843
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	310927855	35,221,898.21	35,816,625.88	18,300,000.00	02/05/24	1,061,226.60	0.79730	06/30/23	04/11/25	238
7	310926709	39,845,964.97	39,995,614.00	72,000,000.00	02/04/15	1,036,154.81	1.64810	03/31/25	05/11/25	238
13	310928035	17,328,268.87	17,465,331.34	32,400,000.00	02/11/15	2,737,874.40	2.19050	12/31/24	04/11/25	237
16	416000189	16,793,594.97	16,855,322.23	24,800,000.00	03/02/15	1,508,417.96	1.40450	12/31/24	05/01/25	238
18	310925490	15,287,269.13	15,347,754.92	24,100,000.00	12/16/14	1,640,155.15	1.54320	12/31/24	05/11/25	238
25	416000191	0.00	-	17,700,000.00	03/03/15	979,254.94	1.28710	12/31/24	05/01/25	238
35	520000296	4,481,621.12	4,531,179.75	9,900,000.00	01/01/16	637,059.00	2.04150	09/30/24	04/01/25	177
36	520000295	1,836,730.23	1,857,041.13	4,000,000.00	12/30/14	(17,985.00)	(0.14060)	09/30/24	04/01/25	177
39	310928121	7,014,973.94	7,057,956.59	10,000,000.00	07/30/21	(433,357.19)	(0.84910)	12/31/24	04/11/25	238
58	416000187	0.00	-	6,730,000.00	12/23/14	289,488.51	0.96440	12/31/24	05/01/25	178
Totals		137,810,321.44	138,926,825.84	219,930,000.00		9,438,289.18

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	310927855	OF	DE	11/30/23	7

This asset transferred to Special Servicer in mid-December 2023 due to delinquent payments from the Borrower. There was a casualty event at the property involving broken pipes. Repairs were partially made and Special Servicer demanded payment of past due installments from the Borrower. A foreclosure filing was made, a receiver was appointed on May 3, 2024, and a foreclosure sale occurred on October 18, 2024, with the Trust being the high credit bid. The building is currently vacant, and property managemen t is overseeing any immediate needs at the property. Title was transferred to the Trust on December 2, 2024. Special Servicer is in discussions with brokerage about optimal timing and method to list the property

	for sale.

7	310926709	OF	CA	04/25/25	1

Transfer 4/25/25 due to maturity default 5/11/25. Borrower has requested an extension and is providing updated information. Cash management is to be set up. An appraisal has been requested. Legal counsel has been engaged. The property

	occupancy was 85 % as of 3/31/25.

13	310928035	IN	MA	04/28/25	11

The Loan was transferred to Special Servicing on 4/28/2025 for Maturity Default. The file was received on 4/28/2025. The Loan matured on 4/11/2025. The Borrower is working on procuring refinancing proceeds. The Borrower stated they are

	within days of clos ing on the refinance; however, a payoff statement has not been completed at this point. The Borrower is seeking a short-term forbearance.

16	416000189	OF	OH	05/05/25	13

Transfer 5/5/25 for 5/5/25 maturity. PNA pending with borrower. Borrower has requested an extension but has not provided requested information. Legal counsel has been engaged. An appraisal and PCA have been requested.

18	310925490	OF	TX	05/09/25	98

The Loan was transferred to Special Servicing on 5/9/2025 for Maturity Default. The file was received on 5/9/2025. The Loan matured on 5/11/2025. The Borrower has requested a 12 to 18 month extension to give them time to sell the Property.

	The Hello Lette r was sent on 5/28/2025 and the PNL was sent on 6/5/2025.

25	416000191	RT	PA	05/19/25	8
	Special Servicer comments are not available for this cycle.

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
35	520000296	LO	TX	04/25/25	11

The Mortgage loan was transferred to Special Servicing effective April 25, 2025 due to Maturity Default (4/1/2024). Borrower states refinancing is in process. Initial letter sent from SS and Pre-Negotiation Letter has been sent. Legal counsel has been eng aged. File is under review.

36	520000295	LO	TX	04/25/25	11

The Mortgage loan was transferred to Special Servicing effective April 25, 2025 due to Maturity Default (4/1/2024). Borrower states refinancing is in process. Initial letter sent from SS and Pre-Negotiation Letter has been sent. Legal counsel has been eng aged. File is under review.

39	310928121	LO	PA	04/24/25	4

The Loan was transferred to Special Servicing on 5/9/2025 for Maturity Default. The file was received on 5/9/2025. The Loan matured on 4/11/2025. The Borrower has requested a 6 to 12 month extension to give them time to sell the Property.

The Hello Letter was sent on 5/28/2025 and the PNL was sent on 6/5/2025.

58	416000187	LO	TX	05/23/25	8
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	300571274	16,922,458.52	4.67500%	16,922,458.52	4.67500%	10	05/06/20	05/06/20	06/11/20
22	520000260	0.00	4.85000%	0.00	4.85000%	9	12/09/21	02/01/20	--
39	310928121	0.00	4.70000%	0.00	4.70000%	9	10/29/21	06/11/20	--
39	310928121	0.00	4.70000%	0.00	4.70000%	9	12/09/21	06/11/20	--
45	303800045	5,398,314.76	4.50000%	5,398,314.76	4.50000%	10	04/01/20	04/01/20	07/13/20
Totals		22,320,773.28		22,320,773.28
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	300571303	05/17/19	21,267,944.87	46,000,000.00	25,475,996.02	4,208,051.15	25,475,996.02	21,267,944.87	0.00	0.00	(691.52)	691.52	0.00%
17	300571274	12/17/21	16,389,149.51	14,900,000.00	14,623,859.07	404,628.25	14,623,859.07	14,219,230.82	2,169,918.69	0.00	(1,782.50)	2,171,701.19	11.73%
22	520000260	08/16/24	12,958,624.44	8,560,000.00	7,667,736.59	306,329.27	7,667,736.59	7,361,407.32	5,597,217.12	0.00	0.00	5,597,217.12	40.55%
25	416000191	06/17/25	11,433,049.38	17,700,000.00	11,539,557.89	104,880.08	11,539,557.89	11,434,677.81	0.00	0.00	0.00	0.00	0.00%
30	303800030	11/18/20	9,615,547.04	7,000,000.00	4,658,747.11	285,674.78	4,658,747.11	4,373,072.33	5,242,474.71	0.00	544,694.31	4,697,780.40	46.97%
48	416000172	02/17/23	5,134,454.31	4,800,000.00	6,130,707.03	349,273.23	6,130,707.03	5,781,433.80	60,210.75	0.00	(3,139.58)	63,350.33	1.05%
87	303800087	06/17/20	1,751,280.92	2,150,000.00	2,063,689.64	612,472.25	2,063,689.64	1,451,217.39	300,063.53	(2,614.02)	(4,714.98)	304,778.51	16.04%
Current Period Totals			11,433,049.38	17,700,000.00	11,539,557.89	104,880.08	11,539,557.89	11,434,677.81	0.00	0.00	0.00	0.00
Cumulative Totals			78,550,050.47	101,110,000.00	72,160,293.35	6,271,309.01	72,160,293.35	65,888,984.34	13,369,884.80	(2,614.02)	534,365.73	12,835,519.07

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	300571303	06/17/24	0.00	0.00	691.52	0.00	0.00	691.52	0.00	0.00	8,941.52
		05/28/19	0.00	0.00	0.00	0.00	0.00	8,250.00	0.00	0.00
17	300571274	03/17/22	0.00	0.00	2,171,701.19	0.00	0.00	1,782.50	0.00	0.00	2,171,701.19
		12/17/21	0.00	0.00	2,169,918.69	0.00	0.00	2,169,918.69	0.00	0.00
22	520000260	08/16/24	0.00	0.00	5,597,217.12	0.00	0.00	5,597,217.12	0.00	0.00	5,597,217.12
25	416000191	06/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	303800030	09/16/22	0.00	0.00	4,697,780.40	0.00	0.00	(544,694.31)	0.00	0.00	4,697,780.40
		11/18/20	0.00	0.00	5,242,474.71	0.00	0.00	5,242,474.71	0.00	0.00
48	416000172	10/18/24	0.00	0.00	63,350.33	0.00	0.00	104.48	0.00	0.00	63,350.33
		07/17/24	0.00	0.00	63,245.85	0.00	0.00	65.12	0.00	0.00
		02/16/24	0.00	0.00	63,180.73	0.00	0.00	103.41	0.00	0.00
		01/18/24	0.00	0.00	63,077.32	0.00	0.00	682.00	0.00	0.00
		09/15/23	0.00	0.00	62,395.32	0.00	0.00	1,389.59	0.00	0.00
		08/17/23	0.00	0.00	61,005.73	0.00	0.00	476.98	0.00	0.00
		07/17/23	0.00	0.00	60,528.75	0.00	0.00	318.00	0.00	0.00
		02/17/23	0.00	0.00	60,210.75	0.00	0.00	60,210.75	0.00	0.00
87	303800087	06/17/25	0.00	0.00	304,778.51	0.00	0.00	2,614.02	0.00	0.00	304,997.30
		05/16/25	0.00	0.00	302,383.28	0.00	0.00	1,145.64	0.00	0.00
		03/17/25	0.00	0.00	301,237.64	0.00	0.00	955.32	0.00	0.00
		07/17/24	0.00	0.00	300,282.32	0.00	0.00	357.91	0.00	0.00
		10/18/21	0.00	0.00	299,924.41	0.00	0.00	(32,031.85)	0.00	0.00
		09/17/21	0.00	0.00	331,956.26	0.00	0.00	333.45	0.00	0.00
		06/17/21	0.00	0.00	331,622.81	0.00	0.00	148.20	0.00	0.00
		05/17/21	0.00	0.00	331,474.61	0.00	0.00	852.15	0.00	0.00
		04/16/21	0.00	0.00	330,622.46	0.00	0.00	296.40	0.00	0.00
		11/18/20	0.00	0.00	330,326.06	0.00	0.00	618.19	0.00	0.00
		10/19/20	0.00	0.00	329,707.87	0.00	0.00	15,991.56	0.00	0.00
		09/17/20	0.00	0.00	313,716.31	0.00	0.00	13,652.78	0.00	0.00
		06/17/20	0.00	0.00	300,063.53	0.00	0.00	300,063.53	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	2,614.02	0.00	0.00	2,614.02
Cumulative Totals			0.00	0.00	12,835,519.07	0.00	0.00	12,843,987.86	0.00	0.00	12,843,987.86

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	7,560.14	0.00	0.00	0.00	0.00	121,926.47	0.00	0.00	0.00	0.00
7	0.00	0.00	8,593.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,740.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,154.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	37,048.29	0.00	0.00	0.00	0.00	121,926.47	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		158,974.76

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Supplemental Notes
None

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